Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Lattice-Based Option Value Assumptions

A summary of the assumptions is as follows:

Lattice-based option valuation assumptions	2011	2010	2009
Weighted average fair value of stock options granted during the period	$7.93	$6.43	$0.95
Weighted average fair value of SARs granted during the period	8.49	7.61	2.31
Expected dividend yield for stock options	3.40%	3.86%	10.09%
Expected dividend yield for SARs	3.39%	3.86%	10.13%
Expected volatility	34.00%	35.00%	35.00%
Average risk-free interest rate for stock options	1.83%	2.08%	1.43%
Average risk-free interest rate for SARs	1.68%	2.15%	1.64%
Average expected term for stock options and SARs (in years)	7.2	7.3	6.6

Schedule of Stock Options and Stock Appreciation Rights Activity

The following table summarizes stock option and SAR activity in the plans.

Shares in thousands	Options	Weighted average exercise price	SARs	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value (in millions)
Outstanding at December 31, 2008	8,796	$29.16	536	$28.62		$0
Granted	4,752	9.15	139	9.08
Exercised	(134)	26.54	(9)	28.32		0.8
Cancelled	(1,654)	28.67	(23)	25.54

Outstanding at December 31, 2009	11,760	21.14	643	28.79		0
Granted	2,337	23.85	102	23.83
Exercised	(531)	25.42	(21)	24.83		7.8
Cancelled	(1,483)	28.08	(99)	22.12

Outstanding at December 31, 2010	12,083	21.44	625	25.15		76.5
Granted	1,807	29.38	87	29.50
Exercised	(1,976)	19.46	(179)	25.93		23.7
Cancelled	(677)	27.63	(22)	27.78

Outstanding at December 31, 2011	11,237	22.70	511	25.48	6.4 years	86.5
Exercisable at December 31, 2011	6,697	23.51	325	26.43	5.2 years	46.6
Exercisable at December 31, 2010	6,470	25.71	443	27.94	4.7 years	19.6

Schedule of Restricted Stock Unit Activity

The following table summarizes restricted stock unit activity in the employee and director plans.

Shares in thousands	Shares	Average grant date fair market value
Outstanding at December 31, 2008	2,503	$29.51
Granted	913	9.07
Forfeited	(429)	28.23
Released	(339)	27.07

Outstanding at December 31, 2009	2,648	23.51
Granted	1,388	23.92
Forfeited	(567)	31.27
Released	(279)	27.17

Outstanding at December 31, 2010	3,190	24.38
Granted	566	27.00
Forfeited	(197)	24.01
Released	(752)	26.92

Outstanding at December 31, 2011	2,807	20.70

Stock Appreciation Rights (SARs) And Stock Options
Pre-Tax Compensation Expense

Pre-tax compensation expense for stock options and SARs and the tax benefit associated with this expense for the years ended December 31, 2011, 2010 and 2009 was:

In millions	2011	2010	2009
Pre-tax compensation expense for stock options and SARs	$11	$9	$11
Tax benefit associated with the pre-tax compensation expense for stock options and SARs	5	4	5

Restricted Stock Units (RSUs)
Pre-Tax Compensation Expense

Pre-tax compensation expense for restricted stock units and the tax benefit associated with this expense for the years ended December 31, 2011, 2010 and 2009 was:

In millions	2011	2010	2009
Pre-tax compensation expense for restricted stock units	$24	$19	$11
Tax benefit associated with the pre-tax compensation expense for restricted stock units	8	6	3